The UBS Funds

Prospectus Supplement

•	UBS Municipal Bond Fund

July 31, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the UBS Municipal Bond Fund series of shares of The UBS Funds, dated October 28, 2016, as supplemented, as follows:

Effective July 31, 2017 Charles W. Grande will be added as a portfolio manager for UBS Municipal Bond Fund.

Therefore, effective July 31, 2017, the following is added under the heading "UBS Municipal Bond Fund-Fund summary" and the sub-heading "Portfolio manager" of the Prospectus:

•	Charles W. Grande, portfolio manager of the Fund since July 2017.

Additionally, effective July 31, 2017, the paragraphs under the heading "Additional information" and the sub-headings "Management-Portfolio management-UBS Municipal Bond Fund" of the Prospectus are deleted in their entirety and replaced by the following:

UBS Municipal Bond Fund
Elbridge Gerry, Charles W. Grande, and Kevin McIntyre are the members of the investment management team primarily responsible for the day-to-day management of the Fund. The Advisor's investment professionals are organized into investment management teams. Messrs. Gerry, Grande, and McIntyre, together with  input from members of the Municipal Fixed Income Team, utilize market information and proprietary research  to manage the Fund.   Messrs. Gerry, Grande, and McIntyre also have access to other members of the Advisor's Fixed Income Team, which includes portfolio managers and analysts across the various fixed income sectors. Messrs. Gerry, Grande, and McIntyre have ultimate responsibility for research, implementing strategies and reviewing the overall composition of the Fund to ensure its compliance with its stated investment objectives and strategies. Information about Messrs. Gerry, Grande, and McIntyre is provided below.

Elbridge Gerry is Head of the Municipal Fixed Income Team, Co-Head of Municipal Investments and a Managing Director at UBS Asset Management. Mr. Gerry has been a portfolio manager at the firm since 1996. Mr. Gerry has been a portfolio manager of the Fund since its inception.

Charles W. Grande is Co-Head of Municipal Investments, Head of Municipal Credit Research and a Managing Director at UBS Asset Management.  Prior to joining UBS Asset Management, Mr. Grande was Sector Head of the Municipal Department for Hartford Investment Management, prior to which he was Deputy Group Head at Credit Suisse Financial Products. Mr. Grande has been a portfolio manager of the Fund since July 2017.

Kevin McIntyre is a Senior Portfolio Manager on the Municipal Fixed Income Team and an Executive Director at UBS Asset Management.  Mr. McIntyre was previously Head of the Municipal Trading team and assisted in the management of municipal money market portfolios. Prior to joining UBS Asset Management, Mr. McIntyre was director of trading operations at Prime Capital Services where he oversaw equity and fixed income trading. Mr. McIntyre has been a portfolio manager of the Fund since October 2015.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-897

The UBS Funds	SAI Supplement

The UBS Funds

Supplement to the Statement of Additional Information

•	UBS Dynamic Alpha Fund
•	UBS Global Allocation Fund
•	UBS International Sustainable Equity Fund
•	UBS U.S. Large Cap Equity Fund
•	UBS U.S. Small Cap Growth Fund
•	UBS Municipal Bond Fund
•	UBS Total Return Bond Fund

July 31, 2017

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the above-listed series of The UBS Funds (the "Trust"), dated October 28, 2016, as supplemented, as follows:

1.	Effective July 31, 2017 Charles W. Grande will be added as a portfolio manager for UBS Municipal Bond Fund.

Therefore, effective July 31, 2017, the following information is added to the table on page 76 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Charles W. Grande# (UBS Municipal Bond Fund)	0	$0	0	$0	0	$0

# Mr. Grande became a portfolio manager of UBS Municipal Bond Fund on July 31, 2017. Information for Mr. Grande is as of July 17, 2017.

In addition, effective July 31, 2017, the following information is added to the table on page 78 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned
Charles W. Grande# UBS Municipal Bond Fund	None

# Mr. Grande became a portfolio manager of UBS Municipal Bond Fund on July 31, 2017. Information for Mr. Grande is as of July 17, 2017.

2.
Mr. E. Blake Moore no longer serves as a Trustee of the Trust and Ms. Abbie J. Smith no longer serves on the Audit Committee of the Trust.  Therefore, all references to Mr. Moore in the SAI are hereby deleted in their entirety. In addition, the first, third, and seventh paragraphs under the heading "Management of the Trust" and the sub-heading "Organization of the Board" in the SAI are deleted in their entirety and replaced by the following, respectively:

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust and the Funds. The Board elects the officers of the Trust, who, along with third-party service providers, are responsible for administering the day-to-day operations of the Trust. The Board is comprised of five trustees that are not considered to be "interested persons" by reason of their relationship with the Trust's management or otherwise as defined under the Act ("Independent Trustees"). Frank K. Reilly, an Independent Trustee, is Chairman of the Board. As Chairman of the Board, Mr. Reilly approves agendas for Board meetings and generally facilitates communication and coordination among the Independent Trustees and between the Independent Trustees and management. Mr. Reilly also acts as liaison between the Trust's Chief Compliance Officer ("CCO") and the Independent Trustees with respect to compliance matters between scheduled Board meetings.

Each Independent Trustee (except Abbie J. Smith) sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and approve the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; and (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof. The Audit Committee met four times during the fiscal year ended June 30, 2016.

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds' service providers.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS- 895

The UBS Funds	SAI Supplement

The UBS Funds

Supplement to the Statement of Additional Information

•	UBS Emerging Markets Equity Fund

July 31, 2017

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Emerging Markets Equity Fund series of The UBS Funds (the "Trust"), dated October 28, 2016, as follows:

Mr. E. Blake Moore no longer serves as a Trustee of the Trust and Ms. Abbie J. Smith no longer serves on the Audit Committee of the Trust.  Therefore, all references to Mr. Moore in the SAI are hereby deleted in their entirety. In addition, the first, third, and seventh paragraphs under the heading "Management of the Trust" and the sub-heading "Organization of the Board" in the SAI are deleted in their entirety and replaced by the following, respectively:

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust and the Funds. The Board elects the officers of the Trust, who, along with third-party service providers, are responsible for administering the day-to-day operations of the Trust. The Board is comprised of five trustees that are not considered to be "interested persons" by reason of their relationship with the Trust's management or otherwise as defined under the Act ("Independent Trustees"). Frank K. Reilly, an Independent Trustee, is Chairman of the Board. As Chairman of the Board, Mr. Reilly approves agendas for Board meetings and generally facilitates communication and coordination among the Independent Trustees and between the Independent Trustees and management. Mr. Reilly also acts as liaison between the Trust's Chief Compliance Officer ("CCO") and the Independent Trustees with respect to compliance matters between scheduled Board meetings.

Each Independent Trustee (except Abbie J. Smith) sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and approve the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial report ing policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; and (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof. The Audit Committee met four times during the fiscal year ended June 30, 2016.

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds' service providers.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.